Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Financial Information
(17)	Parent Company Only Financial Information

The holding Company’s unconsolidated financial information at December 31, 2014 and for the year ended December 31, 2014 are as follows:

Condensed Balance Sheets

(In thousands)

Assets
Cash	$17,035
Investment in subsidiary	41,317
Other assets	3,307

Total assets	$61,659

Liabilities
Other liabilities	33

Stockholders’ Equity
Stockholders’ equity	61,626

Total liabilities and stockholders’ equity	$61,659

Condensed Statements of Operations

(In thousands)

Revenues	$51
Expenses	(172)
Income tax benefit	46

Loss before net loss of subsidiary	(75)
Net loss of subsidiary	(2,386)

Net loss	(2,461)

Condensed Statements of Cash Flows

(In thousands)

Cash flows from operating activities:
Net loss	$(2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiary	2,386
Increase in other assets	(3,307)
Increase in liabilities	33

Net cash used in operating activities	(3,349)
Cash flow from financing activities-
Proceeds from sale of common stock	37,399
Cash flow from investment activities-
Investment to bank subsidiary, net ESOP	(17,015)

Net increase in cash	17,035
Cash at beginning of the year	—

Cash at end of year	$17,035

Supplemental disclosure of cash flow information-Noncash items:
Employee stock option expense	$136